Stockholders' Equity - Preferred Stock (Details) - $ / shares	Mar. 31, 2026	Dec. 31, 2025
Stockholders' Equity
Preferred stock shares, authorized	10,000,000	10,000,000
Preferred stock shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0